Concentration of Credit Risk - Additional Information (Detail) - Financing Receivable - Geographic Concentration Risk	Dec. 31, 2021	Dec. 31, 2020
Florida
Concentration Risk [Line Items]
Concentration risk, Percentage	14.00%	14.00%
Texas
Concentration Risk [Line Items]
Concentration risk, Percentage	14.00%
California
Concentration Risk [Line Items]
Concentration risk, Percentage	11.00%
Illinois
Concentration Risk [Line Items]
Concentration risk, Percentage		13.00%